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March 30, 2010

VIA EDGAR AND FEDERAL EXPRESS

Sonia Gupta Barros

Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Excel Trust, Inc.
Amendment No. 1 to Registration Statement on Form S-11
Filed March 5, 2010
SEC File No. 333-164031

Dear Ms. Gupta Barros:

We are in receipt of the Staff’s letter dated March 22, 2010 with respect to the above-referenced Registration Statement on Form S-11 (as it may be amended or supplemented, the “S-11” or the “Registration Statement”). We are responding to the Staff’s comments on behalf of Excel Trust, Inc. (“Excel” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Excel is submitting (by EDGAR) Amendment No. 2 to the Registration Statement on Form S-11/A (the “S-11/A”), responding to the Staff’s comments. Courtesy copies of this letter and the S-11/A (specifically marked to show the changes thereto) are being submitted to the Staff supplementally.

Excel’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the S-11/A. For ease of reference, we have set forth the Staff’s comments and Excel’s response for each item below. Page numbers referenced in Excel’s responses refer to page numbers in the marked copy of the S-11/A furnished supplementally to the Staff.

In preparing this response letter, we and the Company have tried to thoroughly explain both the reasons behind the responses and the revisions made to the S-11. We hope this will facilitate your review of the amended filing.

March 30, 2010

General

1. We have reviewed your response to our prior comment 19. It is unclear to us from the language that has been added whether the majority of the four contribution properties or the contribution agreements are with your officers and directors. Please clarify.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. On the cover page and on pages 6, 10, 23 and 141, the Company has included disclosure that each of the contribution properties is wholly or majority owned by our directors and officers.

2. We note that your website located at www.ExcelRElT.com shows photos of three properties that will be contributed to you, but that you do not yet own. Please revise your website to reflect that you do not currently own these properties.

Excel Response: The Company’s website has been revised in accordance with the Staff’s comment to include a footnote to the photos of the three properties that will be contributed to the Company that states, “We do not currently own this property. Although we have entered into an agreement to acquire this property, there can be no assurance that it will be acquired.”

Prospectus Summary, page 1

3. Please explain who determines the ratings for the “Class A” and “Class B” properties.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised its disclosure on page 2 to explain that “The distinctions between classes of properties are subjective and are determined independently by each real estate buyer, seller or tenant, and may vary by region or city.”

Retail Industry Overview, page 71

4. We note your response to our prior comment 30 and reissue that comment in part. Please remove the prospective tenants from the Characteristics of Target Shopping Centers chart on page 71. It is inappropriate to include non-tenant examples as it suggests that such companies will become your tenants.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised the Characteristics of Target Shopping Centers chart on page 71 to include only existing tenants as examples.

March 30, 2010

Management History and Experience, page 97

5. Since you have combined the return disclosure of Excel Legacy Corporation and Price Legacy Corporation, please describe the pre-merger relationship. Please also describe how you have determined that the transaction was “valued at approximately $1.2 billion.”

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. To describe the pre-merger relationship, the Company has included the following on page 98, “In May 1999, Excel Legacy Corporation purchased 91% of the common stock of Price Enterprises, Inc. In addition to acquiring substantially all of the economic interest in Price Enterprises, our senior management team also took over the day-to-day management of Price Enterprises at that time.” The Company indicated that the purpose of the merger was to simplify the capital structure and economic ownership of the two companies. The Company also disclosed on page 98 that following the merger, Price Legacy Corporation had a total combined asset value of approximately $1.2 billion.

Shareholder Total Return, page 99

6. We note your response to our prior comment 39. In addition, please separately show the return to stockholders for each prior public company for each year that Mr. Sabin served as chairman and chief executive officer. Please balance this information with disclosure that quantifies changes in net income or loss for each company during each relevant year.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has provided tables on page 100 of the S-11/A that separately show annual returns to stockholders and net income or loss per share for each prior public company for which Mr. Sabin served as chairman and chief executive officer.

7. We note your response to our prior comment 40 that you have not included return information for New Plan Excel Realty Trust because Mr. Sabin did not serve as chairman and chief executive officer. Throughout the prospectus, however, you count New Plan Excel Realty Trust as one of the public companies in which your management team participated. Please expand your disclosure to discuss any adverse business developments attributable to New Plan Excel during the time period your management was involved.

Excel Response: The Company’s senior management team was only involved with New Plan Excel Realty Trust for a period of eight months from September 1998 to April 1999. The Company confirms that there were no major adverse business developments during this period. The Company has disclosed on page 99 of the S-11/A that, “Owing to market fluctuations, certain investors, depending on the timing of their investments and holding periods, may not have earned positive returns on their investments in our senior management team’s public companies.”

8. Please describe whether total return to stockholders for each company described may have been impacted by general market trends or other external factors unrelated to management action.

March 30, 2010

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. As described above in the response to Comment 6, the Company has provided tables on page 100 that separately show annual returns to stockholders and net income or loss per share for each prior public company for which Mr. Sabin served as chairman and chief executive officer. In those tables, the Company has included return information for the benchmark FTSE NAREIT Equity REITs Index. This index is a free-float market capitalization-weighted index measuring the performance of all publicly traded REITs that invest predominantly in the equity ownership of real estate, meet minimum size and liquidity criteria, and are traded on the NYSE, the NYSE Amex Equities and the NASDAQ Stock Market. The Company believes that this index is a benchmark that is commonly used by investors for purposes of comparing stock performance and stockholder returns of REITs. The S-11/A includes disclosure on page 100 regarding why this index is an appropriate benchmark for the performance of Excel Realty Trust and Price Legacy Corporation.

The Company has also included return information for the S&P 500, which is a market-weighted index of 500 widely held stocks that is generally viewed as a benchmark for the overall U.S. stock market. The S-11/A includes disclosure on page 100 regarding why this index is an appropriate benchmark for the performance of Excel Legacy Corporation. The Company believes that the inclusion of the FTSE NAREIT Equity REITs Index and the S&P 500 in the tables is useful to investors to understand how general market trends relating to REITs and the U.S. stock market as a whole may have impacted the returns of the prior public companies.

In addition, the Company has provided narrative disclosure on page 102 regarding general market trends affecting the real estate industry and the securities of REITs and real estate companies during the time periods for which each prior public company was in operation. This narrative disclosure includes a discussion of each prior public company’s performance against either the FTSE NAREIT Equity REITs Index or the S&P 500. Finally, the performance of the FTSE NAREIT Equity REITs Index and the S&P 500 were compared in order to provide an assessment of the performance of the REIT sector against the U.S. stock market as a whole.

Underwriting, page 182

9. We refer to your statement that, “The underwriters have informed us that they do not intend to confirm sales to discretionary accounts that exceed 5% of the total number of shares of common stock offered by them.” It is unclear what this sentence means. Please explain the meaning of discretionary accounts and what you mean by the statement that the underwriters do not intend to confirm sales. If sales to discretionary accounts will be capped at 5%, please revise your disclosure accordingly.

Excel Response: The Company has revised page 187 to state, “The underwriters have informed us that they do not expect sales to accounts over which they exercise discretionary authority to exceed 5% of the total number of shares of common stock offered by them.”

March 30, 2010

Summary of Significant Accounting Policies Property, page F-22

Property, page F-22

10. Related to prior comment 54, please tell us whether or not any of the predecessor assets other than Newport Towne Center have been tested for impairment during the year ended December 31, 2009 and the results of such testing, if any.

Excel Response: In addition to Newport Towne Center, the Company evaluated each of the remaining properties for indicators of impairment as discussed in Accounting Standards Codification 360-10-35, and concluded that indicators were only present in connection with Red Rock Commons, which was therefore tested for impairment. The Company projected construction costs for development of the shopping center. Based on a cash flow analysis that took into consideration an estimated lease-up period and market rents upon completion, the Company determined that the Red Rock Commons land was not impaired at December 31, 2009. The Company has non-binding letters of intent with potential tenants that it used as a basis for its cash flow analysis and third party estimates that it used as a basis for the construction costs.

Item 36, Financial Statements and Exhibits, page II-4

11. We note that you have filed the “form of” your Articles of Amendment and Restatement and Amended and Restated Bylaws. Please tell us why you are unable to file final charter documents prior to effectiveness of the registration statement.

Excel Response: The Company will formally adopt the Articles of Amendment and Restatement and Amended and Restated Bylaws, and will file the Articles of Amendment and Restatement with the State of Maryland Department of Assessment and Taxation, at a later stage in the offering process but prior to effectiveness of the registration statement. The Company will file those documents by pre-effective amendment.

The Company has also prepared artwork that it intends to include in the prospectus. This artwork is being provided supplementally for your review. Consistent with the approach taken by many other REITs, the Company has included photographs of representative properties that will form part of its operating portfolio. Consistent with the disclosure in the S-11/A, the Company has included footnotes designating the properties as either contribution properties or acquisition properties expected to be acquired.

***

March 30, 2010

Please direct any questions or comments regarding the foregoing to the undersigned at (858) 523-5407. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Craig M. Garner

Craig M. Garner

of LATHAM & WATKINS LLP

Enclosures

cc:

Kristina Aberg, Securities and Exchange Commission

William Demarest, Securities and Exchange Commission

Eric McPhee, Securities and Exchange Commission

Gary B. Sabin, Excel Trust, Inc.

Jay L. Bernstein, Esq., Clifford Chance US LLP

Andrew S. Epstein, Esq., Clifford Chance US LLP

Jeffrey D. Egertson, Deloitte & Touche LLP